Acquisitions of Subsidiaries	12 Months Ended
Mar. 31, 2025
Acquisitions of Subsidiaries [Abstract]
ACQUISITIONS OF SUBSIDIARIES

NOTE 5 - ACQUISITIONS OF SUBSIDIARIES

On January 31, 2025, the Company entered into that certain Equity Exchange Agreement with Mr. Lingtao Kong and Ridgeline, pursuant to which the Company acquired from Mr. Kong all of the issued and outstanding ordinary shares of Ridgeline, the direct parent company of Allright, by issuing 2,225,000 ordinary shares to Mr. Kong. The Acquisition were approved by the Company’s shareholders at our annual general meeting of shareholders held on February 25, 2025, and were closed on February 28, 2025. Ridgeline owns all the issued and outstanding equity interests of Allright, which operates in the B2B sector, providing wholesale distribution through self-operated and third-party platforms, with a focus on pharmaceuticals, medical devices, health foods, cosmetics, and daily necessities

The fair value of the 2,225,000 ordinary shares issued was determined based on the closing market price of the Company’s ordinary shares on the acquisition date. Based on the closing market price of $1.61 on February 28, 2025, the acquisition-date fair value of the consideration transferred totaled $3,582,250.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Ridgeline International Limited is calculated as follows:

Total purchase considerations for 100% equity interest purchase	$3,582,250
Fair value of assets acquired:
Cash and cash equivalents	$837,983
Restricted cash	3,995,456
Trade accounts receivables	4,998,140
Inventories	1,904,532
Other receivables, net	30,388
Other current assets	93,263
Property and equipment, net	3,299
Intangible assets, net	2,087,109
Total assets acquired	13,950,170
Fair value of liabilities assumed:
Accounts payable	$6,718,157
Notes payable	4,532,086
Other payables	42,686
Taxes payable	16,947
Deferred tax liabilities	521,777
Total liabilities assumed	11,831,653
Total net assets acquired	2,118,517
Goodwill as a result of the acquisition	$1,463,733

The following table presents Ridgeline International Limited’s statement of income for the period from the date of acquisition through March 31, 2025.

From the date of acquisition through March 31, 2025
Revenue	$3,060,280
Operating costs and expenses	2,904,704
Income from operations	155,576
Other income	321
Income tax expense	38,974
Net income	116,923

The following condensed unaudited pro forma consolidated results of operations for the Company and Ridgeline International Limited for the years ended March 31, 2025, 2024, and 2023 present the results of operations of the Company and Ridgeline International Limited as if the acquisitions occurred on April 1, 2022.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For the years ended March 31,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$75,566,508	$86,263,951	$53,075,095
Operating costs and expenses	72,919,515	84,815,305	66,196,848
Income (loss) from operations	2,646,993	1,448,646	(13,121,753)
Other income (loss)	3,547	(1,412,695)	(2,263,251)
Income tax expense	218,561	(13,936)	394,541
Net income (loss)	2,431,979	49,887	(15,779,545)